Other Assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
OTHER ASSETS
5.	OTHER ASSETS
  Other assets consist of the following:
	December 31,	December 31,
	2016	2015
Pre-contract costs	$49,799	$334,134
Other prepaid expenses	49,072	38,940
Total	$98,871	$373,074